Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 294,391	[1]	$ 222,329
Changes in identifiable intangible assets
Increases other than from business combinations	27,660		103,831
Increase (decrease) from foreign currency translation differences	7,723		(15,305)
Amortization	(35,576)		(23,537)
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Argentina Hyperinflation Effect	1		7
Increases (decreases)	(1,409)		7,066
Total movements in identifiable intangible assets	(1,601)		72,062
Ending balance	292,790		294,391	[1]	$ 222,329
Impairment losses, intangible assets other than goodwill	0		0		0
Generation
Changes in identifiable intangible assets
Increases other than from business combinations	12,153
Distribution
Changes in identifiable intangible assets
Increases other than from business combinations	15,507
Development Costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,689
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences			(20)
Amortization	(2,598)		(908)
Increases (decreases) from transfers and other movements	(709)
Increases (decreases) from transfers	(709)
Increases (decreases)	865		10,617
Total movements in identifiable intangible assets	(2,442)		9,689
Ending balance	7,247		9,689
Easements and water rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	12,850		9,492
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	301		(553)
Increases (decreases) from transfers and other movements	1,344
Increases (decreases) from transfers	1,344
Increases (decreases)	17		3,911
Total movements in identifiable intangible assets	1,662		3,358
Ending balance	14,512		12,850		9,492
Concessions
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	60,326		61,797
Changes in identifiable intangible assets
Increases other than from business combinations			101
Increase (decrease) from foreign currency translation differences			91
Amortization	(2,469)		(2,469)
Increases (decreases) from transfers and other movements	2,505
Increases (decreases) from transfers	2,505
Increases (decreases)	(2,737)		806
Total movements in identifiable intangible assets	(2,701)		(1,471)
Ending balance	57,625		60,326		61,797
Patents, registered trademarks and other rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	958		754
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	20		(107)
Amortization	(783)		(187)
Increases (decreases) from transfers and other movements	1,882		754
Increases (decreases) from transfers	1,882		754
Increases (decreases)	98		(256)
Total movements in identifiable intangible assets	1,217		204
Ending balance	2,175		958		754
Computer Software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	51,512		29,254
Changes in identifiable intangible assets
Increases other than from business combinations			8,221
Increase (decrease) from foreign currency translation differences	3,925		(4,918)
Amortization	(29,207)		(19,465)
Increases (decreases) from transfers and other movements	42,845		38,425
Increases (decreases) from transfers	42,845		38,425
Increases (decreases)	61		(5)
Total movements in identifiable intangible assets	17,624		22,258
Ending balance	69,136		51,512		29,254
Intangible Assets, Gross
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	149,996		113,066
Changes in identifiable intangible assets
Increases other than from business combinations	27,660		95,509
Increase (decrease) from foreign currency translation differences	3,442		(9,992)
Increases (decreases) from transfers and other movements	(47,867)		(40,322)
Increases (decreases) from transfers	(47,867)		(40,322)
Increases (decreases)	268		(8,265)
Total movements in identifiable intangible assets	(16,497)		36,930
Ending balance	133,499		149,996		113,066
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,208		7,701
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	(25)		259
Amortization			(17)
Increases (decreases) from transfers and other movements	0
Increases (decreases) from transfers	0
Argentina Hyperinflation Effect	1		7
Increases (decreases)	17		258
Total movements in identifiable intangible assets	(7)		507
Ending balance	8,201		8,208		7,701
Contract Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	852		265
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	60		(65)
Amortization	(519)		(491)
Increases (decreases) from transfers and other movements	0		1,143
Increases (decreases) from transfers	0		1,143
Increases (decreases)	2
Total movements in identifiable intangible assets	(457)		587
Ending balance	$ 395		852		$ 265
Enel Green Power Chile Group
Changes in identifiable intangible assets
Increases other than from business combinations			$ 81,737

[1]	See Note 3.